Subsequent Events		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Oct. 31, 2020	Feb. 01, 2020
Subsequent Events
4.	Subsequent Events

Events and transactions occurring through July 10, 2020, the date of issuance of the financial statement, have been evaluated by management and, when appropriate, recognized or disclosed in the financial statements or notes to the consolidated financial statements.

15. Subsequent Events

Our management evaluated events or transactions that occurred after October 31, 2020, through December 10, 2020, the issuance date of the financial statements, and identified the following matters to report:

IPO Over-Allotment Exercise

On November 3, 2020, the Company issued and sold an additional 1,807,495 shares of the Company’s common stock, par value $0.01 per share, for cash consideration of $12.22 per share (representing an initial public offering price of $13.00 per share, net of underwriting discounts) to the IPO underwriters, resulting in approximately $22.1 million in proceeds net of underwriting discounts, which included $0.3 million paid to KCM for underwriting services, pursuant to the partial exercise by the underwriters of their option to purchase up to 2,343,750 additional shares to cover over-allotments in connection with the IPO. The option has expired with respect to the remaining shares. Upon completion of the over-allotment exercise, affiliates of KKR held a 68.5% ownership interest in the Company.

Debt Refinancing

On November 6, 2020, the Company issued the 2020 Notes (as defined below), entered the 2020 Term Loan Facility (as defined below), and entered into the 2020 ABL Amendment (as defined below). The Company used the net proceeds from the 2020 Notes and the net proceeds from the 2020 Term Loan Facility, together with cash on hand, to repay in full outstanding borrowings under its then-existing term loan, in the amount of $1,431.4 million. We paid KCM approximately $2.5 million with respect to the debt refinancing transactions.

2020 Notes

On November 6, 2020, Academy, Ltd. issued $400.0 million of 6.00% senior secured notes which are due November 15, 2027 (the “2020 Notes”), pursuant to an indenture, dated as of November 6, 2020 (the “Indenture”), by and among Academy, Ltd. the Guarantors (as defined below) and The Bank of New York Mellon Trust Company, N.A., as trustee and collateral agent (in such capacity, the “Notes Collateral Agent”). The 2020 Notes were sold in the United States to persons reasonably believed to be “qualified institutional buyers” pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States to non-U.S. persons pursuant to Regulation S under the Securities Act.

The 2020 Notes will be fully and unconditionally guaranteed on a senior secured basis by each of NAHC, Associated Investors L.L.C. and Academy Managing Co., L.L.C., each a direct or indirect, wholly-owned subsidiary of the Company (collectively, the “Guarantors”), and each of Academy, Ltd.’s future wholly-owned domestic restricted subsidiaries, to the extent such subsidiary guarantees Academy, Ltd.’s senior secured credit facilities or certain capital markets debt.

In order to secure the 2020 Notes and the guarantees, Academy, Ltd. and the Guarantors entered into certain security documents with the Notes Collateral Agent, including a security agreement and a pledge agreement, each dated as of November 6, 2020. The 2020 Notes and the guarantees will be secured by (i) a first-priority lien on all of Academy, Ltd.’s and the Guarantors’ personal property that secure the 2020 Term Loan Facility on a first-priority basis and (ii) a second-priority lien on Academy, Ltd.’s and the Guarantors’ personal property consisting of accounts and all other rights to payment, inventory, tax refunds, cash, deposit accounts, securities and commodities accounts, and documents and supporting obligations, securing the 2020 ABL Facility (as defined below) on a first-priority basis and the 2020 Term Loan Facility on a second-priority basis (the “ABL Priority Collateral”). On November 6, 2020, (i) Academy Ltd.’s, the Guarantors party thereto, the Notes Collateral Agent, the Term Loan Agent (as defined below) and the several other parties named therein entered into a first lien intercreditor agreement as to the relative priorities of their respective security interests in the assets securing the 2020 Notes and the 2020 Term Loan Facility and certain other matters relating to the administration of security interests and (ii) the Notes Collateral Agent, the Term Loan Agent and the ABL Agent (as defined below) entered into a lien sharing and priority confirmation joinder to the ABL Intercreditor Agreement, dated as of July 2, 2015, as to the relative priorities of their respective security interests in the assets securing the 2020 Notes, the 2020 Term Loan Facility and the 2020 ABL Facility and certain other matters relating to the administration of security interests.

The 2020 Notes will mature on November 15, 2027. The 2020 Notes will pay interest semi-annually in arrears in cash on May 15 and November 15 of each year at a rate of 6.00% per year, commencing on May 15, 2021.

On or after November 15, 2023, Academy, Ltd. may, at its option and on one or more occasions, redeem all or a part of the 2020 Notes at the redemption prices set forth in the Indenture, plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date. At any time prior to November 15, 2023, Academy, Ltd. may, at its option and on one or more occasions, redeem all or part of the 2020 Notes at a redemption price equal to 100% of the principal amount of the 2020 Notes to be redeemed, plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date, plus a “make-whole” premium as described in the Indenture. In addition, at any time prior to November 15, 2023, Academy, Ltd. may, at its option and on one or more occasions, redeem up to 40% of the aggregate principal amount of the 2020 Notes at a redemption price equal to 106.00% of the aggregate principal amount thereof, with an amount equal to or less than the net cash proceeds from one or more equity offerings to the extent such net cash proceeds are received by or contributed to Academy, Ltd., plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date.

Upon the occurrence of certain events constituting a Change of Control (as defined in the Indenture), Academy, Ltd. will be required to make an offer to repurchase all of the 2020 Notes at a price equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to, but excluding, the repurchase date.

The Indenture contains certain covenants that limit the ability of Academy, Ltd. and its restricted subsidiaries to, among other things, (i) incur or guarantee additional indebtedness or issue disqualified stock and preferred stock; (ii) incur liens on assets; (iii) pay dividends or make other distributions in respect of, or repurchase or redeem, their capital stock; (iv) prepay, redeem or repurchase certain debt; (v) make certain loans, investments or other restricted payments; (vi) engage in certain transactions with affiliates; (vii) enter into agreements restricting certain subsidiaries’ ability to pay dividends; and (viii) sell or transfer certain assets or merge or consolidate, in each case subject to certain exceptions and qualifications set forth in the Indenture.

The Indenture provides for events of default which include (subject in certain cases to customary grace and cure periods), among others, nonpayment of principal or interest, breach of other agreements in respect of the 2020 Notes, acceleration of certain other indebtedness, failure to pay certain final judgments, failure of certain guarantees to be enforceable, failure to perfect certain collateral securing the 2020 Notes and certain events of bankruptcy or insolvency, which events of default, if any occur, would permit or require the principal, premium, if any, interest and any other monetary obligations on all the then-outstanding 2020 Notes to be due and payable immediately.

2020 Term Loan Facility

On November 6, 2020, Academy, Ltd., as borrower, and the Guarantors, as guarantors, entered into the Second Amended and Restated Credit Agreement (the “2020 Term Loan Agreement”), with Credit Suisse AG, Cayman Island Branch (“Credit Suisse”), as the administrative agent and collateral agent (the “Term Loan Agent”), the several lenders from time to time parties thereto and the several other parties named therein, which established a new $400.0 million first lien term loan facility.

The 2020 Term Loan Facility will mature on November 6, 2027. The 2020 Term Loan Facility bears interest, at Academy, Ltd.’s election, at either (1) LIBOR rate with a floor of 0.75%, plus a margin of 5.00%, or (2) a base rate equal to the highest of (a) the federal funds rate plus 0.50%, (b) Credit Suisse’s “prime rate”, or (c) the one-month LIBOR rate plus 1.00%, plus a margin of 4.00%. Quarterly principal payments of approximately $1.0 million are required through September 30, 2027, with the balance due in full on the maturity date of November 6, 2027. The terms and conditions of the 2020 Term Loan Facility also require that outstanding loans under the 2020 Term Loan Facility are prepaid under certain circumstances.

The 2020 Term Loan Facility will be guaranteed by the Guarantors on a senior secured basis. All obligations under the 2020 Term Loan Facility and the guarantees of those obligations will be secured by (i) a second-priority security interest in the ABL Priority Collateral and (ii) a first-priority security interest in, and mortgages on, substantially all present and after acquired tangible and intangible assets of Academy, Ltd. and the Guarantors and a first-priority pledge of 100% of the capital stock of Academy, Ltd. and its domestic subsidiaries and 66% of the voting capital stock of each of Academy, Ltd.’s foreign subsidiaries, if any, that are directly owned by Academy, Ltd. or a future U.S. guarantor, if any.

The 2020 Term Loan Agreement contains certain covenants that limit the ability of Academy, Ltd. and its restricted subsidiaries to, among other things, (i) incur or guarantee additional indebtedness or issue disqualified stock and preferred stock; (ii) incur liens on assets; (iii) pay dividends or make other distributions in respect of, or repurchase or redeem, their capital stock; (iv) prepay, redeem or repurchase certain debt; (v) make certain loans, investments or other restricted payments; (vi) engage in certain transactions with affiliates; (vii) enter into agreements restricting certain subsidiaries’ ability to pay dividends; (viii) sell or transfer certain assets or merge or consolidate and (ix) amend material documents, in each case subject to certain exceptions and qualifications set forth in the 2020 Term Loan Agreement.

The 2020 Term Loan Agreement contains customary events of default including, but not limited to, failure to pay principal or interest, breaches of representations and warranties, violations of affirmative or negative covenants, cross-defaults to other material indebtedness, a bankruptcy or similar proceeding, rendering of certain monetary judgments, invalidity of collateral documents and changes of control.

2020 ABL Facility

On November 6, 2020, Academy, Ltd., as borrower, and the Guarantors, as guarantors, entered into an amendment (the “2020 ABL Amendment”) to the First Amended and Restated ABL Credit Agreement, dated as of July 2, 2015, with JPMorgan Chase Bank, N.A. as the administrative agent and collateral agent, letter of credit issuer and swingline lender (the “ABL Agent”) and the several lenders party thereto, which ABL Amendment, among other things, extended the maturity of Academy, Ltd.’s asset-based revolving credit facility thereunder (the “2020 ABL Facility”) to November 6, 2025.

New Academy Holding Company, LLC
Subsequent Events
19.	Subsequent Events

Our management evaluated events or transactions that occurred after February 1, 2020 through July 10, 2020. We identified the following matters to report:

The global outbreak of COVID-19, which was recently declared a global pandemic by the World Health Organization, has resulted in federal, state and local authority recommendations or requirements aimed at slowing the spread of the virus such as self-quarantining, avoiding large group gatherings, restricting travel and closing of certain businesses. These measures could potentially have a negative impact on our operations, from lower customer traffic and sales in our brick and mortar stores, to potential supply chain interruptions in our distribution centers and from our third party vendors. The situation is rapidly evolving, and as a result of unpredictability regarding the duration and severity of the pandemic, we cannot reasonably estimate its future impact to our business as of the date of this report. Due to this uncertainty, the Company borrowed $500 million under the Amended ABL Facility in March 2020 as a precautionary measure to ensure financial flexibility, and we subsequently repaid the entire $500 million outstanding balance under our Amended ABL Facility in June 2020.

On June 30, 2020, New Academy Holding Company, LLC purchased 100 shares of common stock from Academy Sports and Outdoors, Inc. for a purchase price per share equal to the par value per share of such shares, or $1 in the aggregate.